Employee Benefits, Defined Contribution Plans, Europe (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2019
Defined Contribution Plans [Abstract]
Net period cost (benefit)	$ 18,232,542	$ 16,971,936	$ 15,979,152
Telekom Austria [Member] | Defined Contribution Plans [Member]
Defined Contribution Plans [Abstract]
Annual expense of defined contribution plan	$ 211,733	199,345
Top of Range [Member] | Telekom Austria [Member] | Defined Contribution Plans [Member]
Defined Contribution Plans [Abstract]
Percentage of defined contribution plan	5.00%
Austria [Member]
Defined Contribution Plans [Abstract]
Contributions to social security, net of the share contributed by civil servants	$ 1,169,174	1,105,037
Contributions to the government, net of the share contributed by civil servants	651,574	560,777
Austria [Member] | Defined Contribution Plans [Member]
Defined Contribution Plans [Abstract]
Net period cost (benefit)	$ 154,380	$ 145,456
Austria [Member] | Telekom Austria [Member]
Defined Contribution Plans [Abstract]
Percentage of contribution to social security				12.55%
Austria [Member] | Bottom of Range [Member]
Defined Contribution Plans [Abstract]
Percentage of contribution to active civil servants		7.00%
Austria [Member] | Top of Range [Member]
Defined Contribution Plans [Abstract]
Percentage of contribution to active civil servants	28.00%